Document and Entity Information	Oct. 05, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2018
Registrant Name	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Central Index Key	0000315812
Amendment Flag	false
Document Creation Date	Oct. 05, 2018
Document Effective Date	Oct. 05, 2018
Prospectus Date	Apr. 30, 2018
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | R Class
Prospectus:
Trading Symbol	DSTXX
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | S Class
Prospectus:
Trading Symbol	DFRXX